Other assets-Other / Other liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 9,976	¥ 19,129	¥ 5,031
Other intangible assets not subject to amortization excluding goodwill	¥ 8,556	¥ 16,609